Financial Assets and Liabilities - Summary of Warrant Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Financial Instruments [Line Items]
Opening balance	$ 2,185	$ 0
Warrants fair value at grant date	5,400	2,200
Remeasurement of warrant liability	2,205	(5,896)
Closing Balance	5,426	2,185
Warrants fair value at grant date - November 19, 2021
Disclosure Of Financial Instruments [Line Items]
Warrants fair value at grant date	0	8,081
Warrants fair value at grant date - December 22, 2022
Disclosure Of Financial Instruments [Line Items]
Warrants fair value at grant date	$ 1,036	$ 0